Summary of significant accounting policies - Additional information (Details) $ / shares in Units, ¥ in Millions		6 Months Ended				12 Months Ended
	Apr. 01, 2019	Mar. 31, 2022 USD ($) $ / shares ¥ / $ shares	Mar. 30, 2022 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares ¥ / $ shares	Mar. 30, 2021 $ / shares shares	Sep. 30, 2021 USD ($) ¥ / $	Mar. 31, 2022 CNY (¥) ¥ / $
Accounting Policies [Line Items]
Distribute percentage of earnings after eliminating variable interest entity accumulated gain losses		95
Percentage of Variable interest entity after tax net income gain loss		10
Percentage of service fee is subject value added sales tax		6
Percentage of service fee is subject value added other taxes		12
Subject to corporate income tax maximum percentage of net income loss		25
Cash, FDIC insured amount		$ 78,873					¥ 0.5
Cash maintained with People's Republic of China		$ 53,477,429				$ 3,985,359
Investment Interest Rate		2.05%				2.00%	2.05%
Short-term deposit		$ 39,436,531				$ 2,793,556
Allowance for doubtful accounts		8,043				8,094
Allowance for doubtful debts relating to advances to suppliers		363,115				0
Inventory reserve		0				0
Impairment of long-lived assets		0		$ 0
Contract liabilities, current		37,897				12,177
Cash equivalents		$ 78,873					¥ 0.5
Practical expedient to use hindsight [true false]		false
ROU assets		$ 953,209				$ 776,665
Exchange rates (per RMB1) | ¥ / $		0.1577				0.1552	0.1577
Average exchange rates | ¥ / $		0.1573		0.1529
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%	12% or 16%
Uncertain tax positions		$ 0				$ 0
Weighted average number of shares1
Basic | shares		22,583,259	564,581,482	834,226	20,855,641
Diluted | shares		22,583,259	564,581,482	834,226	20,855,641
Basic (loss) earnings per ordinary share | $ / shares		$ (0.03)	$ 0.00	$ 1.63	$ 0.07
Continuing operations | $ / shares		(0.03)		1.65	0.07
Discontinued operations | $ / shares				(0.02)	0.00
Diluted (loss) earnings per ordinary share | $ / shares		(0.03)	$ 0.00	1.63	0.07
Continuing operations | $ / shares		$ (0.03)		1.65	0.07
Discontinued operations | $ / shares				$ (0.02)	$ 0.00
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses		$ 105,918		$ 146,366